MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, NY 10010

February 1, 2013

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	MainStay Funds Trust
MainStay 130/30 Core Fund, MainStay 130/30 International Fund, MainStay Balanced Fund and MainStay S&P 500 Index Fund
File Nos. 333-160918 and 811-22321

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement, dated January 15, 2013 to the Prospectus and Summary Prospectus for the MainStay 130/30 Core Fund, MainStay 130/30 International Fund, MainStay Balanced Fund and MainStay S&P 500 Index Fund (Accession Number 0001144204-13-002482). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (973) 394-4436.

Sincerely,

/s/ Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary